Putnam Investments
                               One Post Office Square
                               Boston, MA  02109
                               February 1, 2005

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

RE: Putnam Asset Allocation Funds (Reg. No. 33-51017) (811-07121) (the
    "Trust")
         Putnam Asset Allocation: Balanced Portfolio
         Putnam Asset Allocation: Conservative Portfolio
         Putnam Asset Allocation: Growth Portfolio
         (collectively, the "Funds")
    Post-Effective Amendment No. 13 to Registration Statement on Form N-1A

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust hereby certifies that the form of Prospectuses and Statement of Additional Information that would have been filed on behalf of the Funds pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 13 to the Trust's Registration Statement on Form N-1A (the "Amendment") would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on January 28, 2005.

Comments or questions concerning this certificate may be directed to Stephen J. Tate at 1-800-225-2465, ext. 11648.

                               Very truly yours,

                               Putnam Asset Allocation Funds

                               By:  /s/ Charles E. Porter
                                    ----------------------
                                    Charles E. Porter
                                    Executive Vice President, Associate
                                    Treasurer and Principal Executive Officer

cc: Ropes & Gray LLP